COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	Mar. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Related parties	$ 1,393,668	[1]	$ 1,339,352	$ 1,141,213
General operating	4,348,499		3,965,135	3,342,952
Accrued interest on debt	1,479,146	[2]	1,328,939	793,470
Credit card balances	173,104		173,972	183,279
Accrued payroll and other expenses	308,331		296,590	207,108
Taxes and fees payable	641,555		641,012	633,357
Unfavorable lease liability	90,861		121,140	242,256
Total	$ 8,435,164		$ 7,866,140	$ 6,543,635

[1]	Relates to amounts due to management and members of the Board of Directors according to verbal and written agreements that have not been paid as of period end.
[2]	Portion relating to related parties is $737,565 and $679,380 for March 31, 2021 and December 31, 2020, respectively